Equity - Schedule of Outstanding Shares (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Free float	25,419,660	25,890,477	19,170,670
Total	38,416,828	37,722,433	25,490,430
Maruho Deutschland Co., Ltd., Osaka Japan [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned	7,631,586	7,631,586	4,467,143
DELPHI Unternehmensberatung AG [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned	3,400,907	3,400,907	1,053,154
VV Beteiligungen AG [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned
Deutsche Balaton AG [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned
ABC Beteiligungen AG [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned
Heidelberger Beteiligungsholding AG [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned
Semper Constantia Invest GmbH, Vienna, Austria [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned	1,165,212
Universal-Investment-Gesellschaft mbH, Frankfurt am Main, Germany [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned	799,463	799,463	799,463
FEHO Vemögensverwaltungsgesellschaft [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned